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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment           [X] Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kemper Capital Management, Inc.
Address: PO Box 119
         Galveston, TX 77553

13F File Number:  028-03507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Diana Bartula
Title:     Vice President and Compliance Officer
Phone:

Signature, Place, and Date of Signing:

     /s/ Diana Bartula     Galveston, Texas      April 17, 2009
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Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          54

Form 13F Information Table Value Total:    $251,890 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.                                Name


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Kempner Capital Management, Ltd.
FORM 13F
ALL EQUITY PORTFOLIOS UNDER MANAGEMENT
30-JUN-08

                                                                                                     Voting Authority
                                                               Value     Shares/ Sh/  Put/ Invstmt   Other
Name of Issuer                  Title of class     CUSIP       (x$1000)  Prn Amt Prn  Call Dscretn   Managers  Sole    Shared   None


AT&T Inc.                       COM                00206R102    12,162   361,004 SH        Sole                  361,004
Alcoa Inc                       COM                013817101     4,925   138,270 SH        Sole                  138,270
Allstate Corp.                  COM                020002101     7,539   165,375 SH        Sole                  165,375
AmEagleOutfittersInc            COM                02553E106     1,526   111,960 SH        Sole                  111,960
American Intl Group             COM                026874107     3,834   144,897 SH        Sole                  144,897
AnnalyCapMgmtIncREIT            COM                035710409     7,733   498,600 SH        Sole                  498,600
ArcherDanielsMidland            COM                039483102     2,354    69,740 SH        Sole                   69,740
Arkansas Best Corp              COM                040790107     8,246   225,050 SH        Sole                  225,050
Bank of America Corp.           COM                060505104     6,113   256,087 SH        Sole                  256,087
Best Buy Company Inc            COM                086516101     3,569    90,120 SH        Sole                   90,120
Black Box Corporation           COM                091826107     4,062   149,386 SH        Sole                  149,386
Boeing Company                  COM                097023105     2,830    43,065 SH        Sole                   43,065
Carlisle Companies Inc          COM                142339100     4,831   166,580 SH        Sole                  166,580
Caterpillar Inc                 COM                149123101     3,038    41,160 SH        Sole                   41,160
Consolidated Edison, Inc        COM                209115104     5,845   149,515 SH        Sole                  149,515
Cullen Frost Bankers            COM                229899109     4,515    90,576 SH        Sole                   90,576
DiamondrockHspCoREIT            COM                252784301       314    28,860 SH        Sole                   28,860
Disney (Walt) Company           COM                254687106     2,485    79,660 SH        Sole                   79,660
Dover Corporation               COM                260003108     9,662   199,745 SH        Sole                  199,745
Dow Chemical Co                 COM                260543103     5,394   154,520 SH        Sole                  154,520
Ener Conv Devices Inc           COM                292659109     4,180    56,766 SH        Sole                   56,766
Ensco International             COM                26874Q100     5,238    64,879 SH        Sole                   64,879
Enzo Biochem Inc.               COM                294100102       617    55,001 SH        Sole                   55,001
Exxon Mobil Corp.               COM                30231G102       240     2,725 SH        Sole                    2,725
Gannett Company Inc             COM                364730101     4,894   225,825 SH        Sole                  225,825
Genworth Financial Inc          COM                37247D106     3,284   184,380 SH        Sole                  184,380
Granite Construction Inc        COM                387328107     1,055    33,450 SH        Sole                   33,450
Home Depot Inc                  COM                437076102     3,515   150,080 SH        Sole                  150,080
IBM Corporation                 COM                459200101     7,444    62,800 SH        Sole                   62,800
JC Penney Co Inc                COM                708160106     8,969   247,160 SH        Sole                  247,160
Johnson & Johnson               COM                478160104     3,463    53,825 SH        Sole                   53,825
Lincoln National Corp.          COM                534187109     2,196    48,457 SH        Sole                   48,457
Marsh & McLennan                COM                571748102    10,006   376,865 SH        Sole                  376,865
PPG Industries Inc              COM                693506107     4,561    79,500 SH        Sole                   79,500
Pfizer, Inc.                    COM                717081103     2,289   131,050 SH        Sole                  131,050
Sara Lee Corporation            COM                803111103     2,110   172,240 SH        Sole                  172,240
Southern Union Co               COM                844030106     3,917   144,950 SH        Sole                  144,950
Staples Inc                     COM                855030102     3,162   133,150 SH        Sole                  133,150
Technitrol Inc                  COM                878555101     5,545   326,345 SH        Sole                  326,345
Verizon Comm. Inc.              COM                92343V104     6,939   196,025 SH        Sole                  196,025
Vulcan Materials Co             COM                929160109     5,352    89,530 SH        Sole                   89,530
Wyeth                           COM                983024100     6,616   137,940 SH        Sole                  137,940
Barclays Plc ADR                                   06738E204     5,084   219,625 SH        Sole                  219,625
Canon Inc ADR                                      138006309     4,638    90,562 SH        Sole                   90,562
Ingersoll-Rand Co                                  G4776G101     5,204   139,025 SH        Sole                  139,025
Nippon Telgrph&Telphn                              654624105    10,845   446,300 SH        Sole                  446,300
Nissan Motor Co Ltd                                654744408     5,640   342,885 SH        Sole                  342,885
Nokia Corporation                                  654902204     9,433   385,025 SH        Sole                  385,025
RenaissanceRe HlgLtd                               G7496G103     6,362   142,430 SH        Sole                  142,430
Teva PhrmaInd Ltd ADR                              881624209     2,316    50,570 SH        Sole                   50,570
XL Capital Ltd.                                    G98255105     4,359   212,022 SH        Sole                  212,022
Alliance Worldwide Privatizati                     01879X103       375    19,559 SH        Sole                   19,559
MrgnStnly AsiaPacific Fd                           61744U106       646    37,000 SH        Sole                   37,000
MrgnStnly India Invstmnt Fd                        61745C105       416    18,500 SH        Sole                   18,500
REPORT SUMMARY                            54    DATA RECORDS   251,890              1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Institutional Manager with respect to which this report is filed other than Kempner Capital Management, Inc. is:

No:  028-13146                  Name:        Frost Investment Advisors, LLC

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